Interim Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Preferred Stock [Member] Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2021	$ 365	$ 0	$ 0	$ 698,463	$ 13,498	$ 227	$ 712,553
Beginning balance,shares at Dec. 31, 2021	36,464,109	43,592
Stock-based compensation expense (Note 10)	$ 4	$ 0	0	3,426	0	0	3,430
Stock-based compensation expense (in shares) (Note 10)	447,283
Other comprehensive income	$ 0	0	0	0	0	17,283	17,283
Net Income for the period	0	0	0	0	70,190	0	70,190
Series B Preferred Shares dividend (Note 9)	0	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	0	(9,257)	0	(9,257)
Ending balance, value at Mar. 31, 2022	$ 369	$ 0	0	701,889	72,047	17,510	791,815
Ending balance, shares at Mar. 31, 2022	36,911,392	43,592
Stock-based compensation expense (Note 10)	$ 0	$ 0	0	2,231	0	0	2,231
Cancellation of Class A common shares (in shares) (Note 9)	(184,684)
Cancellation of Class A common shares (Note 9)	$ (2)	0	0	(4,923)	0	0	(4,925)
Other comprehensive income	0	0	0	0	0	5,760	5,760
Net Income for the period	0	0	0	0	55,734	0	55,734
Series B Preferred Shares dividend (Note 9)	0	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	0	(13,836)	0	(13,836)
Ending balance, value at Jun. 30, 2022	$ 367	$ 0	0	699,196	111,562	23,270	834,395
Ending balance, shares at Jun. 30, 2022	36,726,708	43,592
Beginning balance, value at Dec. 31, 2022	$ 359	$ 0	0	688,262	246,390	31,480	966,491
Beginning balance,shares at Dec. 31, 2022	35,990,288	43,592
Stock-based compensation expense (Note 10)	$ 1	$ 0	0	2,673	0	0	2,674
Cancellation of Class A common shares (in shares) (Note 9)	(582,178)
Cancellation of Class A common shares (Note 9)	$ (6)	0	0	(9,982)	0	0	(9,988)
Issuance of Series B Preferred shares, net of offering costs (Note 9)	$ 0	0	0	102	0	0	102
Stock-based compensation expense (in shares) (Note 10)	82,944
Other comprehensive income	$ 0	0	0	0	0	(7,182)	(7,182)
Net Income for the period	0	0	0	0	74,604	0	74,604
Series B Preferred Shares dividend (Note 9)	0	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	0	(13,351)	0	(13,351)
Ending balance, value at Mar. 31, 2023	$ 354	$ 0	0	681,055	305,259	24,298	1,010,966
Ending balance, shares at Mar. 31, 2023	35,491,054	43,592
Stock-based compensation expense (Note 10)	$ 1	$ 0	0	2,504	0	0	2,505
Cancellation of Class A common shares (in shares) (Note 9)	(385,064)
Cancellation of Class A common shares (Note 9)	$ (4)	0	0	(6,988)	0	0	(6,992)
Stock-based compensation expense (in shares) (Note 10)	59,924
Other comprehensive income	$ 0	0	0	0	0	3,711	3,711
Net Income for the period	0	0	0	0	77,776	0	77,776
Series B Preferred Shares dividend (Note 9)	0	0	0	0	(2,384)	0	(2,384)
Class A common shares dividend (Note 9)	0	0	0	0	(13,340)	0	(13,340)
Ending balance, value at Jun. 30, 2023	$ 351	$ 0	$ 0	$ 676,571	$ 367,311	$ 28,009	$ 1,072,242
Ending balance, shares at Jun. 30, 2023	35,165,914	43,592